Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2021	Mar. 31, 2021
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	¥ 50,694	¥ 49,977
Interest-earning deposits in other banks	54,429	53,347
Call loans and funds sold	1,456	1,256
Receivables under resale agreements	12,071	13,780
Receivables under securities borrowing transactions	3,466	3,370
Investment securities	4,130	3,904
Loans, net of allowance for credit losses	111,527	114,350
Other financial assets	7,064	8,108
Non-interest-bearing	39,174	38,521
Interest-bearing	190,708	190,695
Total deposits	229,882	229,216
Call money and funds purchased	2,580	2,354
Payables under repurchase agreements	25,489	24,568
Payables under securities lending transactions	834	843
Due to trust account and other short-term borrowings	18,069	17,883
Long-term debt	33,705	34,773
Other financial liabilities	8,196	7,027
Carrying amounts of investments in equity method investees	2,774	2,560
Carrying amount | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	224
Interest-earning deposits in other banks	1,288
Investment securities	858
Loans, net of allowance for credit losses	6,360
Other financial assets	310
Total deposits	9,933
Long-term debt	705
Other financial liabilities	160
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	50,694	49,977
Interest-earning deposits in other banks	54,429	53,347
Call loans and funds sold	1,456	1,256
Receivables under resale agreements	12,071	13,780
Receivables under securities borrowing transactions	3,466	3,370
Investment securities	4,172	3,939
Loans, net of allowance for credit losses	112,821	115,709
Other financial assets	7,064	8,108
Non-interest-bearing	39,174	38,521
Interest-bearing	190,718	190,712
Total deposits	229,892	229,233
Call money and funds purchased	2,580	2,354
Payables under repurchase agreements	25,489	24,568
Payables under securities lending transactions	834	843
Due to trust account and other short-term borrowings	18,069	17,883
Long-term debt	34,011	35,042
Other financial liabilities	8,196	7,027
Estimated fair value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	50,694	49,977
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	1,120	1,123
Loans, net of allowance for credit losses	2	3
Other financial assets	0	0
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Estimated fair value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	54,429	53,347
Call loans and funds sold	1,456	1,256
Receivables under resale agreements	12,071	13,780
Receivables under securities borrowing transactions	3,466	3,370
Investment securities	867	780
Loans, net of allowance for credit losses	305	298
Other financial assets	7,064	8,108
Non-interest-bearing	39,174	38,521
Interest-bearing	190,718	190,712
Total deposits	229,892	229,233
Call money and funds purchased	2,580	2,354
Payables under repurchase agreements	25,489	24,568
Payables under securities lending transactions	834	843
Due to trust account and other short-term borrowings	18,069	17,883
Long-term debt	34,011	35,042
Other financial liabilities	8,196	7,027
Estimated fair value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	2,185	2,036
Loans, net of allowance for credit losses	112,514	115,408
Other financial assets	0	0
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	¥ 0	¥ 0